ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses	$ 1,374,384	$ 201,113
Accrued bonus payable	189,131	153,830
Accrued payroll tax liabilities	18,866	87,386
Accrued interest	0	0
Accrued Liabilities, Current	$ 1,582,381	$ 442,329